9. Direct taxes, charges and contributions recoverable (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets [line items]
Direct taxes, fees and contributions recoverable		R$ 2,698,239	R$ 3,762,800
Current portion		(1,421,112)	(1,395,193)
Non-current portion		1,277,127	2,367,607
Income tax (IR) and social contribution (CS) [member] | Direct [member]
Disclosure of fair value measurement of assets [line items]
Direct taxes, fees and contributions recoverable	[1]	381,905	428,443
PIS/COFINS [member] | Direct [member]
Disclosure of fair value measurement of assets [line items]
Direct taxes, fees and contributions recoverable	[2]	2,253,545	3,244,549
Others [member] | Direct [member]
Disclosure of fair value measurement of assets [line items]
Direct taxes, fees and contributions recoverable		R$ 62,789	R$ 89,808

[1]	The amounts of income tax and social contribution are as substantially related to: (a) advances made over the period during which the use will take place at the closing of the current year and any balances in the next year; and (b) other income tax and social contribution credits from previous years whose current estimated period of use will be more than 12 months later.
[2]	The Recoverable PIS/COFINS amounts mainly refer to credits from a legal proceeding filed by TIM Celular S.A. (ultimately merged into TIM S.A., as well as TIM S.A. itself), with a favorable final decision in Higher Courts which discussed the exclusion of the ICMS from the PIS and COFINS calculation bases. According to the Company's internal evaluation, we expect to use such credits within the statute of limitations of up to 5 years.